Financial instruments:	12 Months Ended
Dec. 31, 2012
Financial instruments:
18.	Financial instruments:

(a)	Fair value:

The carrying values of cash and cash equivalents, short-term investments, accounts receivable and accounts payable and accrued liabilities approximate their fair values because of their short term to maturity. As of December 31, 2012, the fair value of the Company’s long-term debt is $2,641,016,000 (2011—$2,551,222,000). As of December 31, 2012, the fair value of the Company’s other long-term liabilities is $631,041,000 (2011—$610,705,000). The fair value of long-term debt and other long term liabilities are estimated based on expected interest and principal repayments, discounted by forward rates plus a margin appropriate to the credit risk of the Company.

The Company’s interest rate derivative financial instruments are re-measured to fair value at the end of each reporting period. The fair values of the interest rate derivative financial instruments have been calculated by discounting the future cash flow of both the fixed rate and variable rate interest rate payments. The discount rate was derived from a yield curve created by nationally recognized financial institutions adjusted for the associated credit risk. The fair values of the interest rate derivative financial instruments are determined based on inputs that are readily available in public markets or can be derived from information available in publicly quoted markets. Therefore, the Company has categorized the fair value of these derivative financial instruments as Level 2 in the fair value hierarchy.

(b)	Interest rate derivative financial instruments:

The Company uses derivative financial instruments, consisting of interest rate swaps and interest rate swaptions, to manage its interest rate risk associated with its variable rate debt. Prior to 2008, the Company applied hedge accounting to certain of its interest rate swaps. In 2008, the Company voluntarily de-designated all such interest rate swaps as accounting hedges such that the Company no longer applies hedge accounting. The amounts in accumulated other comprehensive loss related to the interest rate swaps to which hedge accounting was previously applied will be recognized in earnings when and where the related interest is recognized in earnings.

Counterparties to the derivative financial instruments are major financial institutions. Due to the nature of the counterparties and the fact that the instruments were primarily in favor of counterparties at December 31, 2012, the risk of credit loss related to these counterparties is considered to be immaterial at December 31, 2012.

As of December 31, 2012, the Company had the following outstanding interest rate derivatives:

Fixed per annum rate swapped for LIBOR	Notional amount as of December 31, 2012	Maximum notional amount (1)	Effective date	Ending date
5.6400%	$714,500	$714,500	August 31, 2007	August 31, 2017	(2)
5.1750%	644,649	663,399	July 16, 2012	July 15, 2016
5.4200%	438,462	438,462	September 6, 2007	May 31, 2024
5.6000%	200,000	200,000	June 23, 2010	December 23, 2021	(3)
5.0275%	111,000	158,000	May 31, 2007	September 30, 2015
5.5950%	106,800	106,800	August 28, 2009	August 28, 2020
5.2600%	106,800	106,800	July 3, 2006	February 26, 2021	(3) (4)
5.2000%	94,080	96,000	December 18, 2006	October 2, 2015
5.4975%	59,700	59,700	July 31, 2012	July 31, 2019
5.1700%	24,000	55,500	April 30, 2007	May 29, 2020
5.8700%	—	620,390	August 31, 2017	November 28, 2025

(1)	Over the term of the interest rate swaps, the notional amounts increase and decrease. These amounts represent the peak notional during the term of the swap.
(2)	Prospectively de-designated as an accounting hedge on January 31, 2008.
(3)	Prospectively de-designated as an accounting hedge on September 30, 2008.
(4)	The Company has entered into a swaption agreement with a bank (Swaption Counterparty A) whereby Swaption Counterparty A has the option to require the Company to enter into an interest rate swap to pay LIBOR and receive a fixed rate of 5.26%. This is a European option and is open for a two hour period on February 26, 2014 after which it expires. The notional amount of the underlying swap is $106,800,000 with an effective date of February 28, 2014 and an expiration of February 26, 2021. If Swaption Counterparty A exercises the swaption, the underlying swap effectively offsets the Company’s 5.26% pay fixed LIBOR swap from February 28, 2014 to February 26, 2021.

The Company has entered into swaption agreements with a bank (Swaption Counterparty B) whereby Swaption Counterparty B has the option to require the Company to enter into interest rate swaps to pay LIBOR and receive a fixed rate of 1.183% and to pay 0.5% and receive LIBOR, respectively. The notional amounts of the underlying swaps are each $200,000,000 with an effective date of March 2, 2017 and an expiration of March 2, 2027.

The following provides information about the Company’s interest rate derivatives:

Fair value of asset and liability derivatives:

		2012	2011
Fair value of financial instruments asset		$41,031	$—
Fair value of financial instruments liability		606,740	564,490

Loss recognized in earnings on derivatives:
	2012	2011	2010
Change in fair value of financial instruments	$(135,998)	$(281,027)	$(241,033)
Loss reclassified from AOCI into earnings(1):
	2012	2011	2010
Interest expense	$(8,310)	$(11,670)	$(12,797)
Depreciation	(836)	(505)	(289)

(1)	The effective portion of changes in unrealized loss on interest rate swaps was recorded in accumulated other comprehensive income until September 30, 2008 when these contracts were de-designated as accounting hedges. The amounts in accumulated other comprehensive income will be recognized in earnings when and where the previously hedged interest is recognized in earnings.

The estimated amount of accumulated other comprehensive income expected to be reclassified into earnings within the next 12 months is $6,313,000.

(c)	Foreign exchange derivative instruments:

We are exposed to market risk from foreign currency fluctuations. We have entered into foreign currency forward contracts to manage foreign currency fluctuations. At December 31, 2012, the notional amount of the foreign exchange forward contracts is $7,000,000 (2011—nil) and the fair value liability is $12,000 (2011—nil).